Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Principal Repayments (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 3,707	CAD 4,361
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	3,664
Gross carrying amount | 2018
Disclosure of detailed information about borrowings [line items]
Borrowings	730
Gross carrying amount | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	469
Gross carrying amount | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	472
Gross carrying amount | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	100
Gross carrying amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	581
Gross carrying amount | 2023 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	CAD 1,312